PREPAIDS AND DEPOSITS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS

6. PREPAIDS AND DEPOSITS

As at	September 30, 2025	December 31, 2024
Insurance	$540,183	$370,609
Prepaid other	282,529	112,439
Deposits	1,090,920	241,465
	$1,913,632	$724,513

Deposits consist of amounts required to be pre-paid in order for vendors to manufacture or supply goods.

Draganfly Inc.

Notes to the Condensed Consolidated Interim

Financial Statements For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)